Short-Term Investments and Investment in Equity Securities - Schedule of Short-Term Investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Short-Term Investments [Line Items]
Cost	$ 1,402,757	$ 2,496,904
Cumulative Unrealized Loss	13,299	95,785
Fair Value	1,416,056	2,592,689
US Treasury Bills [Member]
Schedule of Short-Term Investments [Line Items]
Cost	1,402,757	2,496,904
Cumulative Unrealized Loss	13,299	95,785
Fair Value	$ 1,416,056	$ 2,592,689